Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share

Note 19. Net Loss Per Share

The following table sets forth the computation of the Company’s basic and diluted net loss per share to common stockholders for the years ended December 31, 2021 and 2020.

	Year Ended December 31,
	2021	2020
Net loss attributable to TOI (in thousands)	$(10,927)	$(14,322)
Basic and diluted weighted average shares outstanding	66,230,606	59,117,723
Basic and diluted net loss per share attributable to TOI	$(0.16)	$(0.24)

The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Year Ended December 31
	2021	2020
Stock options	6,921,180	8,683,952
RSUs	1,291,492	1,390,839
Earnout Shares	1,602,435	—
Public Warrants	5,749,986	—
Private Warrants	3,177,542	—

The Earnout Shares are excluded from basic and diluted EPS since they are contingently issuable. Given the market conditions have not been achieved, the contingency has not been met and therefore the Earnout Shares are not included in basic and diluted weighted average shares outstanding.

See Note 14 for further details regarding stock options and restricted stock units. See Note 2 for further details regarding terms of the earnout and warrants.